COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 06, 2014	Feb. 20, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 01, 2014
Long-term Purchase Commitment [Line Items]
Common stock, price per share									$ 0.001
Research and development							$ 329	$ 182,606
Consultancy Agreement [Member]
Long-term Purchase Commitment [Line Items]
Agreement, term	9 months
Total payments	$ 200,000
Initial payment	50,000
Additional payment	$ 50,000
Shares issued for agreement	100,000				100,000			100,000
Research and development								$ 150,000
Accrued expenses			$ 110,000		$ 110,000		$ 110,000	$ 110,000
Expenses recognized					$ 118,160
Percentage of completion			80.00%		80.00%		80.00%	80.00%
Costs recognized							$ 0	$ 160,000
Consulting Agreement [Member]
Long-term Purchase Commitment [Line Items]
Agreement, term		12 months
Warrant term		5 years
Initial payment		$ 7,500
Shares issued for agreement		250,000
Common stock, price per share		$ 0.18
Research and development